Commitments and contingent liabilities - Narrative (Details)	3 Months Ended	12 Months Ended
	Feb. 29, 2016 LegalMatter	Dec. 31, 2016 USD ($) claim LegalMatter	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 17, 2015 LegalMatter	Jun. 18, 2014 trust
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year		$ 28,900,000,000
Lending commitment maturing in one to five years		22,100,000,000
Lending commitment maturing over five years		$ 277,000,000
Maximum maturities of prearranged contract for a securities lending transaction		90 days
Collateralization percentage generally required for a securities lending transaction with indemnification against broker default		102.00%
Securities lending indemnifications, secured amount of collateral		$ 331,000,000,000	$ 306,000,000,000
Securities lending indemnifications, joint venture		61,000,000,000	54,000,000,000
Securities lending indemnifications, collateral joint venture		64,000,000,000	56,000,000,000
Operating Leases, Rent Expense, Net		301,000,000	329,000,000	$ 328,000,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months		334,000,000
Operating Leases, Future Minimum Payments, Due in Two Years		265,000,000
Operating Leases, Future Minimum Payments, Due in Three Years		241,000,000
Operating Leases, Future Minimum Payments, Due in Four Years		221,000,000
Operating Leases, Future Minimum Payments, Due in Five Years		198,000,000
Operating Leases, Future Minimum Payments, Due Thereafter		$ 870,000,000
Loss contingency, number of MBS trusts | trust						249
Number of lawsuits pending (legal matters) | LegalMatter		15
Number of FINRA arbitration matters (in legal matters) | LegalMatter		1
Number of additional lawsuits filed (in legal matters) | LegalMatter					3
Number of putative class action lawsuits filed (in legal matters) | LegalMatter	4
Matters Related to R. Allen Stanford, Putative Class Action
Commitments and Contingencies Disclosure [Line Items]
Number of putative class actions (in claims) | claim		2
Federal Court, Southern District of New York, Breach of Contract and Violation of ERISA
Commitments and Contingencies Disclosure [Line Items]
Number of putative class actions (in claims) | claim		2
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, aggregate range of reasonable loss (up to)		$ 930,000,000
Operations
Commitments and Contingencies Disclosure [Line Items]
Allowance for lending-related commitments		112,000,000	118,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Standby letters of credit (SBLC) collateralized with cash and securities		293,000,000	299,000,000
SBLC expiring within one year		2,700,000,000
SBLC expiring within one to five years		1,500,000,000
Commercial letters of credit		4,185,000,000	4,915,000,000
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Commercial letters of credit		$ 339,000,000	$ 303,000,000